UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811‑09013

Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Deidre E. Walsh
One Post Office Square, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482‑8260
(Registrant’s Telephone Number)
June 30
Date of Fiscal Year End
December 31, 2024
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Senior Income Trust (EVF)
Semi-Annual Report
December 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report December 31, 2024
Eaton Vance
Senior Income Trust

Eaton Vance
Senior Income Trust
December 31, 2024
Performance

Portfolio Manager(s) Andrew N. Sveen, CFA, Catherine C. McDermott, Daniel P. McElaney, CFA and Sarah A. Choi
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	10/30/1998	5.12%	9.87%	6.05%	6.26%
Fund at Market Price	—	1.97	7.61	7.93	7.52

Morningstar® LSTA® US Leveraged Loan IndexSM	—	4.36%	8.95%	5.85%	5.14%
% Premium/Discount to NAV[3]
As of period end	(0.16)%
Distributions[4]
Total Distributions per share for the period	$0.32
Distribution Rate at NAV	9.17%
Distribution Rate at Market Price	9.19
% Total Leverage[5]
Auction Preferred Shares (APS)	22.15%
Borrowings	12.37
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Senior Income Trust
December 31, 2024
Fund Profile

Top 10 Issuers (% of total investments)[1]
Asurion LLC	0.9%
UKG, Inc.	0.8
Great Outdoors Group LLC	0.8
Mallinckrodt International Finance SA	0.7
Cloudera, Inc.	0.7
INEOS Quattro Holdings U.K. Ltd.	0.7
Clarios Global LP	0.7
Boxer Parent Co., Inc.	0.6
Greystar Real Estate Partners LLC	0.6
Virgin Media Bristol LLC	0.6
Total	7.1%

Top 10 Industries (% of total investments)[1]
Software	11.2%
Health Care Providers & Services	6.6
Chemicals	5.3
Machinery	5.0
Hotels, Restaurants & Leisure	4.2
Capital Markets	3.9
Professional Services	3.9
Commercial Services & Supplies	3.4
Specialty Retail	3.3
IT Services	3.2
Total	50.0%

Credit Quality (% of bonds, loans and asset-backed securities)[2]
Footnotes:
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
Senior Income Trust
December 31, 2024
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the ten-year period is the impact of the 2017 and 2019 tender and repurchase of a portion of the Fund’s APS at 95% and 92% of the Fund’s APS per share liquidation preference, respectively. Had these transactions not occurred, the total return at NAV would be lower for the Fund.
Included in the average annual total return at NAV for the five- and ten-year periods is the impact of the 2021 tender offer by the Fund for a portion of its common shares at 99% of the Fund’s NAV. Had this tender offer not occurred, the total return at NAV would be lower for the Fund.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective January 30, 2025, the Fund’s portfolio management team consists of Catherine C. McDermott, Daniel P. McElaney, CFA and Sarah A. Choi.

Eaton Vance
Senior Income Trust
December 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.5%
Security	Principal Amount (000's omitted)	Value
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 11.759%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	$550	$ 551,421
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.668%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	500	504,971
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.009%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,000	1,009,171
Canyon Capital CLO Ltd., Series 2019-2A, Class ER, 11.668%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	400	402,094
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 11.418%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	600	602,318
Series 2015-5A, Class DR, 11.579%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	500,908
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 11.563%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	500	501,328
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 10.129%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	500	501,418
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class ER, 11.379%, (3 mo. SOFR + 6.762%), 4/20/31(1)(2)	500	504,343
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 10.759%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	450	451,258
Series 2019-1A, Class DR, 11.278%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	500	502,767
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 10.838%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	300	301,154
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 11.649%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	500	501,899
Voya CLO Ltd., Series 2013-1A, Class DR, 11.398%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	1,000	950,615
Wellfleet CLO Ltd., Series 2020-1A, Class D, 12.158%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	550	540,031
Total Asset-Backed Securities (identified cost $8,268,820)		$ 8,325,696

Common Stocks — 1.8%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	28	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	4,716	$ 99,036
Security	Shares	Value
Commercial Services & Supplies (continued)
Phoenix Services International LLC(4)(5)	7,568	$ 31,218
Phoenix Services International LLC(4)(5)	690	2,846
		$ 133,100
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	1,256	$ 30,094
		$ 30,094
Entertainment — 0.2%
New Cineworld Ltd.(4)(5)	7,709	$ 196,387
		$ 196,387
Health Care — 0.6%
Cano Health, Inc.(4)(5)	42,627	$ 372,986
Envision Parent, Inc.(4)(5)	19,128	221,569
		$ 594,555
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	35,996	$ 258,721
Serta SSB Equipment Co.(3)(4)(5)	35,996	0
		$ 258,721
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	6,311	$ 4,500
		$ 4,500
Pharmaceuticals — 0.7%
Covis Midco 1 SARL, Class A(4)(5)	147	$ 75
Covis Midco 1 SARL, Class B(4)(5)	147	75
Covis Midco 1 SARL, Class C(4)(5)	147	75
Covis Midco 1 SARL, Class D(4)(5)	147	75
Covis Midco 1 SARL, Class E(4)(5)	147	75
Mallinckrodt International Finance SA(4)(5)	8,609	759,529
		$ 759,904
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	995	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	795,141	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	269	$ 0
		$ 0

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	21,114	$ 0
		$ 0
Total Common Stocks (identified cost $2,688,513)		$ 1,977,261

Corporate Bonds — 5.0%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Bombardier, Inc., 6.00%, 2/15/28(1)	$100	$ 99,680
TransDigm, Inc., 4.875%, 5/1/29	135	127,594
		$ 227,274
Airlines — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$135	$ 118,103
		$ 118,103
Automotive — 0.5%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$500	$ 501,698
		$ 501,698
Building and Development — 0.2%
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	$16	$ 14,090
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	135	131,819
Standard Industries, Inc., 4.75%, 1/15/28(1)	135	129,309
		$ 275,218
Business Equipment and Services — 0.3%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	$325	$ 325,110
		$ 325,110
Cable and Satellite Television — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$135	$ 121,336
		$ 121,336
Security	Principal Amount (000's omitted)	Value
Commercial Services — 0.1%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$130	$ 124,809
		$ 124,809
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$135	$ 132,254
		$ 132,254
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$129	$ 128,691
Performance Food Group, Inc., 5.50%, 10/15/27(1)	300	297,775
		$ 426,466
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.375%, 8/15/29(1)	$98	$ 92,726
		$ 92,726
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$135	$ 123,782
		$ 123,782
Entertainment — 0.2%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$169	$ 170,828
		$ 170,828
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	$135	$ 122,999
		$ 122,999
Health Care — 0.6%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$135	$ 118,507
Medline Borrower LP, 5.25%, 10/1/29(1)	64	61,825
Tenet Healthcare Corp., 6.875%, 11/15/31	500	520,100
		$ 700,432
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$135	$ 124,514
		$ 124,514
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$100	$ 99,274
		$ 99,274

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.2%
NCL Finance Ltd., 6.125%, 3/15/28(1)	$124	$ 124,491
Viking Cruises Ltd., 5.875%, 9/15/27(1)	135	134,428
		$ 258,919
Media — 0.1%
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(7)	$0(8)	$ 1
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	97	84,830
		$ 84,831
Oil and Gas — 0.3%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$100	$ 103,982
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	135	134,292
Vital Energy, Inc., 9.75%, 10/15/30	100	105,535
		$ 343,809
Pipelines — 0.1%
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	$119	$ 124,231
		$ 124,231
Real Estate Investment Trusts (REITs) — 0.1%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	$135	$ 130,906
		$ 130,906
Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$135	$ 128,430
		$ 128,430
Utilities — 0.5%
Calpine Corp., 5.00%, 2/1/31(1)	$134	$ 126,107
NRG Energy, Inc., 3.625%, 2/15/31(1)	500	437,576
		$ 563,683
Wireless Telecommunication Services — 0.3%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$278	$ 275,559
		$ 275,559
Total Corporate Bonds (identified cost $5,527,045)		$ 5,597,191

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	1,574	$ 41,318
Series G1(4)	1,088	28,560
Total Preferred Stocks (identified cost $54,571)		$ 69,878

Senior Floating-Rate Loans — 133.7%(9)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 1.5%
Air Comm Corp. LLC:
Term Loan, 0.00%, 12/11/31(10)	35	$ 34,681
Term Loan, 7.359%, (SOFR + 3.00%), 11/21/31	415	416,166
HDI Aerospace Intermediate Holding III Corp., Term Loan, 9/19/31(11)	175	175,875
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(7)	202	160,655
Novaria Holdings LLC, Term Loan, 8.457%, (SOFR + 4.00%), 6/6/31	349	352,616
TransDigm, Inc., Term Loan, 6.829%, (SOFR + 2.50%), 2/28/31	496	497,659
		$ 1,637,652
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 9.278%, (SOFR + 4.75%), 4/8/30	175	$ 176,476
		$ 176,476
Airlines — 0.6%
American Airlines, Inc., Term Loan, 9.629%, (SOFR + 4.75%), 4/20/28	648	$ 665,821
		$ 665,821
Apparel & Luxury Goods — 1.7%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.595%, (SOFR + 2.25%), 12/21/28	570	$ 573,379
Gloves Buyer, Inc., Term Loan, 8.472%, (SOFR + 4.00%), 12/29/27	852	852,541
Varsity Brands, Inc., Term Loan, 8.271%, (SOFR + 3.75%), 8/26/31	500	501,188
		$ 1,927,108

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components — 3.2%
Adient U.S. LLC, Term Loan, 6.607%, (SOFR + 2.25%), 1/31/31		320	$ 321,575
Autokiniton U.S. Holdings, Inc., Term Loan, 8.472%, (SOFR + 4.00%), 4/6/28		724	720,770
Clarios Global LP, Term Loan, 6.857%, (SOFR + 2.50%), 5/6/30		623	626,788
DexKo Global, Inc.:
Term Loan, 6.683%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	134	132,620
Term Loan, 6.843%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	91	90,305
Term Loan, 8.34%, (SOFR + 3.75%), 10/4/28		195	184,364
Garrett LX I SARL, Term Loan, 7.335%, (SOFR + 2.75%), 4/30/28		339	340,741
LTI Holdings, Inc., Term Loan, 9.107%, (SOFR + 4.75%), 7/19/29		499	500,184
RealTruck Group, Inc.:
Term Loan, 7.972%, (SOFR + 3.50%), 1/31/28		489	474,940
Term Loan, 9.472%, (SOFR + 5.00%), 1/31/28		199	199,244
			$ 3,591,531
Automobiles — 0.6%
MajorDrive Holdings IV LLC:
Term Loan, 8.59%, (SOFR + 4.00%), 6/1/28		314	$ 306,625
Term Loan, 9.979%, (SOFR + 5.50%), 6/1/29		413	407,113
			$ 713,738
Beverages — 1.3%
Arterra Wines Canada, Inc., Term Loan, 8.09%, (SOFR + 3.50%), 11/24/27		480	$ 470,923
City Brewing Co. LLC:
Term Loan, 8.418%, (SOFR + 3.50%), 4/5/28		153	108,826
Term Loan, 10.906%, (SOFR + 6.25%), 4/5/28		50	37,631
Term Loan - Second Lien, 9.918%, (SOFR + 5.00%), 4/5/28		304	119,680
Triton Water Holdings, Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/31/28		724	730,361
			$ 1,467,421
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.472%, (SOFR + 4.00%), 10/13/28		445	$ 447,371
			$ 447,371
Building Products — 2.8%
Cornerstone Building Brands, Inc., Term Loan, 7.747%, (SOFR + 3.25%), 4/12/28		446	$ 427,507
Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
CPG International, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 9/19/31		200	$ 200,560
Kodiak Building Partners, Inc., Term Loan, 8.274%, (SOFR + 3.75%), 12/4/31		150	150,295
LHS Borrower LLC, Term Loan, 9.207%, (SOFR + 4.75%), 2/16/29		285	273,207
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.646%, (SOFR + 4.25%), 12/2/31		575	575,003
MI Windows & Doors LLC, Term Loan, 7.357%, (SOFR + 3.00%), 3/28/31		697	704,482
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29		716	709,699
Standard Industries, Inc., Term Loan, 6.106%, (SOFR + 1.75%), 9/22/28		95	94,962
			$ 3,135,715
Capital Markets — 6.0%
Advisor Group, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 8/17/28		492	$ 495,034
AllSpring Buyer LLC, Term Loan, 7.329%, (SOFR + 3.00%), 11/1/30		389	390,333
Aretec Group, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 8/9/30		532	534,091
CeramTec AcquiCo GmbH, Term Loan, 6.412%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	600	621,541
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28		222	224,358
Edelman Financial Center LLC, Term Loan, 7.357%, (SOFR + 3.00%), 4/7/28		811	816,503
EIG Management Co. LLC, Term Loan, 9.356%, (SOFR + 5.00%), 5/17/29		123	124,055
FinCo I LLC, Term Loan, 6.607%, (SOFR + 2.25%), 6/27/29		346	347,353
Focus Financial Partners LLC:
Term Loan, 0.00%, 9/15/31(10)		77	78,209
Term Loan, 7.607%, (SOFR + 3.25%), 9/15/31		721	728,184
Franklin Square Holdings LP, Term Loan, 6.607%, (SOFR + 2.25%), 4/25/31		274	275,677
HighTower Holdings LLC, Term Loan, 8.071%, (SOFR + 3.50%), 4/21/28		809	814,360
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.37%, (SOFR + 3.00%), 3/22/31		474	474,947
Mariner Wealth Advisors LLC, Term Loan, 7.079%, (SOFR + 2.75%), 8/18/28		171	171,232

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Orion Advisor Solutions, Inc., Term Loan, 8.335%, (SOFR + 3.75%), 9/24/30		175	$ 176,444
Press Ganey Holdings, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 4/30/31		424	425,661
			$ 6,697,982
Chemicals — 8.2%
Aruba Investments Holdings LLC:
Term Loan, 6.863%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	241	$ 247,124
Term Loan, 8.457%, (SOFR + 4.00%), 11/24/27		337	338,616
Charter NEX U.S., Inc., Term Loan, 7.525%, (SOFR + 3.00%), 11/29/30		462	465,225
CPC Acquisition Corp., Term Loan, 8.34%, (SOFR + 3.75%), 12/29/27		401	360,156
Discovery Purchaser Corp., Term Loan, 8.965%, (SOFR + 4.38%), 10/4/29		448	451,405
Gemini HDPE LLC, Term Loan, 7.847%, (SOFR + 3.00%), 12/31/27		315	317,392
Groupe Solmax, Inc., Term Loan, 9.285%, (SOFR + 4.75%), 5/29/28(12)		353	326,450
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.364%, (SOFR + 3.75%), 7/8/30		322	323,359
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.863%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	75	77,737
Term Loan, 8.207%, (SOFR + 3.75%), 3/14/30		123	123,664
Term Loan, 8.707%, (SOFR + 4.25%), 4/2/29		970	978,658
Ineos U.S. Finance LLC, Term Loan, 7.329%, (SOFR + 3.00%), 2/7/31		150	151,028
INEOS U.S. Finance LLC:
Term Loan, 6.957%, (SOFR + 2.50%), 11/8/28		146	146,081
Term Loan, 7.607%, (SOFR + 3.25%), 2/18/30		717	720,612
Lonza Group AG, Term Loan, 8.354%, (SOFR + 3.93%), 7/3/28		700	688,535
Momentive Performance Materials, Inc., Term Loan, 8.357%, (SOFR + 4.00%), 3/29/28		393	398,287
Nouryon Finance BV, Term Loan, 7.657%, (SOFR + 3.25%), 4/3/28		173	175,455
Olympus Water U.S. Holding Corp., Term Loan, 7.329%, (SOFR + 3.00%), 6/20/31		631	634,111
Paint Intermediate III LLC, Term Loan, 7.522%, (SOFR + 3.00%), 10/9/31		150	151,063
Rohm Holding GmbH, Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29		434	417,471
SCUR-Alpha 1503 GmbH, Term Loan, 10.085%, (SOFR + 5.50%), 3/29/30		147	140,946
Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Tronox Finance LLC, Term Loan, 6.601%, (SOFR + 2.25%), 4/4/29	650	$ 652,266
W.R. Grace & Co.-Conn., Term Loan, 7.579%, (SOFR + 3.25%), 9/22/28	785	792,289
		$ 9,077,930
Commercial Services & Supplies — 4.6%
Albion Financing 3 SARL, Term Loan, 9.096%, (SOFR + 4.25%), 8/16/29	388	$ 392,577
Allied Universal Holdco LLC, Term Loan, 8.207%, (SOFR + 3.75%), 5/12/28	786	789,875
Belfor Holdings, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 11/1/30	163	165,098
EnergySolutions LLC, Term Loan, 7.607%, (SOFR + 3.25%), 9/20/30	661	666,015
Flame Newco LLC, Term Loan, 10.457%, (SOFR + 6.10%), 6/30/28	94	92,214
Foundever Worldwide Corp., Term Loan, 8.222%, (SOFR + 3.75%), 8/28/28	873	591,580
Garda World Security Corp., Term Loan, 7.897%, (SOFR + 3.50%), 2/1/29	790	794,846
GFL Environmental, Inc., Term Loan, 6.61%, (SOFR + 2.00%), 7/3/31	249	250,154
Heritage-Crystal Clean, Inc., Term Loan, 8.337%, (SOFR + 4.00%), 10/17/30	198	199,794
Monitronics International, Inc., Term Loan, 12.119%, (SOFR + 7.50%), 6/30/28	257	255,918
Prime Security Services Borrower LLC, Term Loan, 6.524%, (SOFR + 2.00%), 10/13/30	249	250,258
Tempo Acquisition LLC, Term Loan, 6.607%, (SOFR + 2.25%), 8/31/28	402	403,737
TruGreen LP, Term Loan, 8.457%, (SOFR + 4.00%), 11/2/27	288	281,160
		$ 5,133,226
Construction Materials — 1.5%
Construction Partners, Inc., Term Loan, 6.838%, (SOFR + 2.50%), 11/3/31	150	$ 151,032
Quikrete Holdings, Inc., Term Loan, 6.607%, (SOFR + 2.25%), 3/19/29	973	973,258
Star Holding LLC, Term Loan, 8.857%, (SOFR + 4.50%), 7/31/31	574	573,144
		$ 1,697,434
Consumer Staples Distribution & Retail — 0.9%
Cardenas Markets, Inc., Term Loan, 11.179%, (SOFR + 6.75%), 8/1/29	123	$ 117,224

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail (continued)
Peer Holding III BV:
Term Loan, 5.933%, (3 mo. EURIBOR + 3.25%), 9/29/28	EUR	150	$ 156,260
Term Loan, 7.329%, (SOFR + 3.00%), 7/1/31		375	377,578
Term Loan, 7.579%, (SOFR + 3.25%), 10/28/30		323	325,116
			$ 976,178
Containers & Packaging — 1.4%
Altium Packaging LLC, Term Loan, 6.857%, (SOFR + 2.50%), 6/11/31		124	$ 124,453
Berlin Packaging LLC, Term Loan, 8.051%, (SOFR + 3.50%), 6/7/31		514	517,152
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.532%, (SOFR + 3.18%), 4/13/29		530	531,341
Pretium Packaging LLC, Term Loan - Second Lien, 9.171%, (SOFR + 4.60%), 10/2/28		14	10,986
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.534%, (SOFR + 6.75%), 10/1/29		100	37,615
Proampac PG Borrower LLC, Term Loan, 8.604%, (SOFR + 4.00%), 9/15/28		322	323,164
			$ 1,544,711
Distributors — 0.4%
CD&R Hydra Buyer, Inc., Term Loan, 8.457%, (SOFR + 4.00%), 3/25/31		372	$ 373,816
Phillips Feed Service, Inc., Term Loan, 11.457%, (SOFR + 7.00%), 11/13/26(3)		48	29,064
			$ 402,880
Diversified Consumer Services — 3.4%
Ascend Learning LLC:
Term Loan, 7.957%, (SOFR + 3.50%), 12/11/28		567	$ 570,447
Term Loan - Second Lien, 12/10/29(11)		500	497,187
Fugue Finance BV, Term Loan, 8.514%, (SOFR + 4.00%), 1/31/28		597	603,383
KUEHG Corp., Term Loan, 7.839%, (SOFR + 3.25%), 6/12/30		387	391,232
Project Boost Purchaser LLC, Term Loan, 8.147%, (SOFR + 3.50%), 7/16/31		475	478,969
Spring Education Group, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 10/4/30		496	499,962
Wand NewCo 3, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 1/30/31		684	687,307
			$ 3,728,487
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Financial Services — 0.5%
Concorde Midco Ltd., Term Loan, 7.092%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	250	$ 259,351
Sandy BidCo BV, Term Loan, 6.823%, (6 mo. EURIBOR + 3.60%), 8/17/29	EUR	275	283,346
			$ 542,697
Diversified Telecommunication Services — 2.5%
Altice France SA, Term Loan, 10.147%, (SOFR + 5.50%), 8/15/28		437	$ 352,154
Anuvu Holdings 2 LLC:
Term Loan, 12.701%, (SOFR + 8.25%), 3/23/26(3)		477	185,885
Term Loan, 14.451%, (SOFR + 10.00%), 8.451% cash, 6.00% PIK, 9/27/27(3)		192	153,652
Level 3 Financing, Inc.:
Term Loan, 10.917%, (SOFR + 6.56%), 4/15/29		500	510,688
Term Loan, 10.917%, (SOFR + 6.56%), 4/15/30		150	153,131
Lumen Technologies, Inc., Term Loan, 4/15/30(11)		325	303,514
Virgin Media Bristol LLC, Term Loan, 7.762%, (SOFR + 3.25%), 1/31/29		1,075	1,070,550
			$ 2,729,574
Electric Utilities — 0.5%
Kohler Energy Co. LLC, Term Loan, 8.107%, (SOFR + 3.75%), 5/1/31		572	$ 572,648
			$ 572,648
Electrical Equipment — 1.0%
AZZ, Inc., Term Loan, 6.857%, (SOFR + 2.50%), 5/13/29		250	$ 251,295
WEC U.S. Holdings Ltd., Term Loan, 6.803%, (SOFR + 2.25%), 1/27/31		848	849,596
			$ 1,100,891
Electronic Equipment, Instruments & Components — 2.1%
Chamberlain Group, Inc., Term Loan, 7.707%, (SOFR + 3.25%), 11/3/28		711	$ 715,652
Creation Technologies, Inc., Term Loan, 10.351%, (SOFR + 5.50%), 10/5/28		391	384,386
Ingram Micro, Inc., Term Loan, 7.077%, (SOFR + 2.75%), 9/22/31		282	284,257
Mirion Technologies, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 10/20/28		146	147,281

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Verifone Systems, Inc., Term Loan, 8.783%, (SOFR + 4.00%), 8/20/25		490	$ 460,600
Verisure Holding AB, Term Loan, 5.715%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	375	390,549
			$ 2,382,725
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc., Term Loan, 15.459%, (SOFR + 11.00%), 4.459% cash, 11.00% PIK, 12/31/25(3)		27	$ 12,314
PG Investment Co. 59 SARL, Term Loan, 7.329%, (SOFR + 3.00%), 3/26/31		299	302,087
			$ 314,401
Engineering & Construction — 1.3%
American Residential Services LLC, Term Loan, 7.972%, (SOFR + 3.50%), 10/15/27		264	$ 266,640
Artera Services LLC, Term Loan, 8.829%, (SOFR + 4.50%), 2/15/31		124	123,192
Azuria Water Solutions, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 5/17/28		294	296,933
Northstar Group Services, Inc., Term Loan, 9.079%, (SOFR + 4.75%), 5/8/30		572	576,476
Platea BC Bidco AB:
Term Loan, 4.532%, (3 mo. EURIBOR + 4.00%), 4/3/31(10)	EUR	38	39,108
Term Loan, 6.715%, (3 mo. EURIBOR + 4.00%), 4/3/31	EUR	188	195,541
			$ 1,497,890
Entertainment — 0.7%
Renaissance Holding Corp., Term Loan, 8.385%, (SOFR + 4.00%), 4/5/30		272	$ 271,249
Vue Entertainment International Ltd., Term Loan, 11.446%, (3 mo. EURIBOR + 8.40%), 3.046% cash, 8.40% PIK, 12/31/27	EUR	592	386,174
Vue International Bidco PLC, Term Loan, 11.046%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	149	155,494
			$ 812,917
Financial Services — 1.9%
Boost Newco Borrower LLC, Term Loan, 6.829%, (SOFR + 2.50%), 1/31/31		848	$ 854,060
CPI Holdco B LLC, Term Loan, 6.357%, (SOFR + 2.00%), 5/19/31		324	323,927
Grant Thornton Advisors LLC, Term Loan, 7.607%, (SOFR + 3.25%), 6/2/31		623	624,354
Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
NCR Atleos LLC, Term Loan, 8.398%, (SOFR + 3.75%), 4/16/29		170	$ 171,115
Nuvei Technologies Corp., Term Loan, 7.444%, (SOFR + 3.00%), 11/15/31		150	150,493
			$ 2,123,949
Food Products — 1.3%
CHG PPC Parent LLC, Term Loan, 7.472%, (SOFR + 3.00%), 12/8/28		122	$ 122,370
Del Monte Foods, Inc.:
Term Loan, 12.616%, (SOFR + 8.00%), 8/2/28		140	139,799
Term Loan - Second Lien, 8.851%, (SOFR + 4.40%), 8/2/28		295	179,355
Nomad Foods U.S. LLC, Term Loan, 6.968%, (SOFR + 2.50%), 11/12/29		588	590,753
United Petfood Group BV, Term Loan, 5.822%, (3 mo. EURIBOR + 2.75%), 4/24/28	EUR	350	364,057
			$ 1,396,334
Gas Utilities — 0.8%
CQP Holdco LP, Term Loan, 6.329%, (SOFR + 2.00%), 12/31/30		906	$ 908,415
			$ 908,415
Health Care Equipment & Supplies — 1.4%
Bayou Intermediate II LLC, Term Loan, 9.347%, (SOFR + 4.50%), 8/2/28		388	$ 388,166
Journey Personal Care Corp., Term Loan, 8.107%, (SOFR + 3.75%), 3/1/28		726	727,474
Medline Borrower LP, Term Loan, 6.607%, (SOFR + 2.25%), 10/23/28		443	445,054
			$ 1,560,694
Health Care Providers & Services — 8.9%
AEA International Holdings (Lux) SARL, Term Loan, 7.079%, (SOFR + 2.75%), 9/7/28		561	$ 565,025
Biogroup-LCD, Term Loan, 6.532%, (3 mo. EURIBOR + 3.50%), 2/9/28	EUR	125	125,105
BW NHHC Holdco, Inc., Term Loan - Second Lien, 14.579%, (SOFR + 10.25%), 12.329% cash, 2.25% PIK, 1/15/26		1,064	975,277
Cano Health LLC, Term Loan, 13.829%, (SOFR + 9.50%), 6/28/29		192	189,867
CCRR Parent, Inc., Term Loan, 9.026%, (SOFR + 4.25%), 3/6/28		682	405,421

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cerba Healthcare SAS:
Term Loan, 6.563%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	100	$ 90,164
Term Loan, 6.813%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	150	134,865
CHG Healthcare Services, Inc.:
Term Loan, 7.396%, (SOFR + 3.00%), 9/29/28		560	562,752
Term Loan, 8.276%, (SOFR + 3.50%), 9/29/28		124	124,936
CNT Holdings I Corp., Term Loan, 8.085%, (SOFR + 3.50%), 11/8/27		676	680,896
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(7)		181	73,716
Electron BidCo, Inc., Term Loan, 7.107%, (SOFR + 2.75%), 11/1/28		195	195,963
Ensemble RCM LLC, Term Loan, 7.585%, (SOFR + 3.00%), 8/1/29		323	326,141
Hanger, Inc.:
Term Loan, 1.75%, 10/23/31(10)		43	43,252
Term Loan, 7.857%, (SOFR + 3.50%), 10/23/31		332	335,920
IVC Acquisition Ltd.:
Term Loan, 7.602%, (3 mo. EURIBOR + 4.75%), 12/12/28	EUR	400	416,671
Term Loan, 9.079%, (SOFR + 4.75%), 12/12/28		272	274,765
LSCS Holdings, Inc., Term Loan, 8.972%, (SOFR + 4.61%), 12/16/28		170	171,129
Medical Solutions Holdings, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 11/1/28		635	452,545
National Mentor Holdings, Inc.:
Term Loan, 8.179%, (SOFR + 3.75%), 3/2/28		17	16,443
Term Loan, 8.202%, (SOFR + 3.75%), 3/2/28(12)		579	574,856
Option Care Health, Inc., Term Loan, 6.607%, (SOFR + 2.25%), 10/27/28		97	97,667
Pacific Dental Services LLC, Term Loan, 7.125%, (SOFR + 2.75%), 3/15/31		223	225,127
Phoenix Guarantor, Inc., Term Loan, 6.857%, (SOFR + 2.50%), 2/21/31		447	448,781
Radnet Management, Inc., Term Loan, 6.771%, (SOFR + 2.25%), 4/18/31		199	200,262
Raven Acquisition Holdings LLC:
Term Loan, 1.625%, 11/19/31(10)		30	30,105
Term Loan, 7.607%, (SOFR + 3.25%), 11/19/31		420	421,472
Select Medical Corp., Term Loan, 6.531%, (SOFR + 2.00%), 12/3/31		275	276,259
Sound Inpatient Physicians, Term Loan - Second Lien, 9.59%, (SOFR + 5.00%), 8.09% cash, 1.50% PIK, 6/28/28		185	170,865
Surgery Center Holdings, Inc., Term Loan, 7.089%, (SOFR + 2.75%), 12/19/30		641	646,282
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Synlab Bondco PLC:
Term Loan, 6.178%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	150	$ 155,926
Term Loan, 6.638%, (3 mo. EURIBOR + 3.50%), 10/18/30	EUR	150	156,119
TTF Holdings LLC, Term Loan, 8.107%, (SOFR + 3.75%), 7/18/31		375	373,125
			$ 9,937,699
Health Care Technology — 3.3%
athenahealth Group, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 2/15/29		526	$ 528,463
Certara LP, Term Loan, 7.357%, (SOFR + 3.00%), 6/26/31		465	466,638
Imprivata, Inc., Term Loan, 8.085%, (SOFR + 3.50%), 12/1/27		1,042	1,050,522
PointClickCare Technologies, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 11/3/31		465	468,029
Project Ruby Ultimate Parent Corp., Term Loan, 7.472%, (SOFR + 3.00%), 3/10/28		531	533,900
Symplr Software, Inc., Term Loan, 9.185%, (SOFR + 4.50%), 12/22/27		655	601,251
			$ 3,648,803
Hotels, Restaurants & Leisure — 6.1%
Betclic Everest Group, Term Loan, 6.255%, (3 mo. EURIBOR + 3.25%), 12/5/31	EUR	125	$ 130,210
Caesars Entertainment, Inc., Term Loan, 6.607%, (SOFR + 2.25%), 2/6/31		645	647,341
Carnival Corp., Term Loan, 7.107%, (SOFR + 2.75%), 10/18/28		876	883,429
ClubCorp Holdings, Inc., Term Loan, 9.59%, (SOFR + 5.00%), 9/18/26		333	334,290
Fertitta Entertainment LLC, Term Loan, 7.857%, (SOFR + 3.50%), 1/27/29		888	892,254
Flutter Financing BV, Term Loan, 6.079%, (SOFR + 1.75%), 11/30/30		842	840,713
Horizon U.S. Finco LP, Term Loan, 12/18/31(11)		300	298,875
IRB Holding Corp., Term Loan, 6.857%, (SOFR + 2.50%), 12/15/27		348	349,025
Ontario Gaming GTA LP, Term Loan, 8.579%, (SOFR + 4.25%), 8/1/30		422	423,266
Playa Resorts Holding BV, Term Loan, 7.107%, (SOFR + 2.75%), 1/5/29		637	638,373

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, Term Loan, 7.59%, (SOFR + 3.00%), 4/4/29		599	$ 600,670
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 12/4/31		714	713,696
			$ 6,752,142
Household Durables — 2.7%
ACProducts, Inc., Term Loan, 8.84%, (SOFR + 4.25%), 5/17/28		719	$ 584,520
Libbey Glass, Inc., Term Loan, 11.267%, (SOFR + 6.50%), 11/22/27		283	276,061
Madison Safety & Flow LLC, Term Loan, 7.607%, (SOFR + 3.25%), 9/26/31		224	226,367
Serta Simmons Bedding LLC:
Term Loan, 11.943%, (SOFR + 7.50%), 6/29/28		700	595,224
Term Loan, 12.232%, (SOFR + 7.50%), 6/29/28		76	75,833
Solis IV BV, Term Loan, 7.005%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	750	781,867
Tempur Sealy International, Inc., Term Loan, 6.81%, (SOFR + 2.50%), 10/24/31		475	476,928
			$ 3,016,800
Household Products — 0.4%
Kronos Acquisition Holdings, Inc., Term Loan, 8.584%, (SOFR + 4.00%), 7/8/31		499	$ 472,254
			$ 472,254
Independent Power and Renewable Electricity Producers — 0.3%
Thunder Generation Funding LLC, Term Loan, 7.329%, (SOFR + 3.00%), 10/3/31		299	$ 301,587
			$ 301,587
Industrials Conglomerates — 0.6%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.329%, (SOFR + 5.00%), 10/8/31		150	$ 151,500
John Bean Technologies Corp., Term Loan, 10/9/31(11)		200	201,500
nVent Electric PLC, Term Loan, 9/12/31(11)		325	328,962
			$ 681,962
Insurance — 2.3%
Alliant Holdings Intermediate LLC, Term Loan, 7.106%, (SOFR + 2.75%), 9/19/31		619	$ 621,542
AmWINS Group, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 2/19/28		157	157,434
Broadstreet Partners, Inc., Term Loan, 7.357%, (SOFR + 3.00%), 6/13/31		597	599,740
Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance (continued)
Ryan Specialty Group LLC, Term Loan, 6.607%, (SOFR + 2.25%), 9/15/31	350	$ 351,750
Truist Insurance Holdings LLC:
Term Loan, 7.079%, (SOFR + 2.75%), 5/6/31	230	230,880
Term Loan - Second Lien, 9.079%, (SOFR + 4.75%), 5/6/32	132	135,060
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 9/27/30	498	497,376
		$ 2,593,782
Interactive Media & Services — 1.1%
Arches Buyer, Inc., Term Loan, 7.707%, (SOFR + 3.25%), 12/6/27	784	$ 767,075
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26	446	444,982
		$ 1,212,057
IT Services — 5.0%
Asurion LLC:
Term Loan, 8.457%, (SOFR + 4.00%), 8/19/28	497	$ 496,781
Term Loan - Second Lien, 9.722%, (SOFR + 5.25%), 1/31/28	750	734,734
Term Loan - Second Lien, 9.722%, (SOFR + 5.25%), 1/20/29	325	314,665
Endure Digital, Inc., Term Loan, 8.139%, (SOFR + 3.25%), 2/10/28	977	837,962
Gainwell Acquisition Corp., Term Loan, 8.429%, (SOFR + 4.00%), 10/1/27	733	711,653
Go Daddy Operating Co. LLC, Term Loan, 6.107%, (SOFR + 1.75%), 11/9/29	496	496,379
NAB Holdings LLC, Term Loan, 7.079%, (SOFR + 2.75%), 11/23/28	782	787,269
Plano HoldCo, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 10/2/31	150	151,500
Rackspace Finance LLC:
Term Loan, 10.847%, (SOFR + 6.25%), 5/15/28	191	198,103
Term Loan - Second Lien, 7.347%, (SOFR + 2.75%), 5/15/28	957	557,563
Synechron, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 10/3/31	250	252,188
		$ 5,538,797
Leisure Products — 0.8%
Recess Holdings, Inc., Term Loan, 9.085%, (SOFR + 4.50%), 2/20/30	571	$ 576,931

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
Tait LLC, Term Loan, 8.857%, (SOFR + 4.50%), 10/1/31		275	$ 277,750
			$ 854,681
Life Sciences Tools & Services — 1.7%
Cambrex Corp., Term Loan, 7.957%, (SOFR + 3.50%), 12/4/26		143	$ 143,666
Curia Global, Inc., Term Loan, 8.435%, (SOFR + 3.75%), 8/30/26		663	635,851
IQVIA, Inc., Term Loan, 6.329%, (SOFR + 2.00%), 1/2/31		371	374,220
LGC Group Holdings Ltd., Term Loan, 6.113%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	225	232,549
Loire Finco Luxembourg SARL, Term Loan, 7.957%, (SOFR + 3.50%), 4/21/27		143	143,210
Sotera Health Holdings LLC, Term Loan, 7.835%, (SOFR + 3.25%), 5/30/31		349	350,436
			$ 1,879,932
Machinery — 7.6%
AI Aqua Merger Sub, Inc., Term Loan, 8.053%, (SOFR + 3.50%), 7/31/28		587	$ 587,746
American Trailer World Corp., Term Loan, 8.207%, (SOFR + 3.75%), 3/3/28		255	227,527
Apex Tool Group LLC:
Term Loan, 14.457%, (SOFR + 10.10%), 11.957% cash, 2.50% PIK, 2/8/30		204	194,044
Term Loan - Second Lien, 11.707%, (SOFR + 7.35%), 4.357% cash, 7.35% PIK, 2/8/29		87	82,231
Barnes Group, Inc., Term Loan, 6.857%, (SOFR + 2.50%), 9/3/30		148	148,355
Conair Holdings LLC, Term Loan, 8.222%, (SOFR + 3.75%), 5/17/28		581	524,215
CPM Holdings, Inc., Term Loan, 9.053%, (SOFR + 4.50%), 9/28/28		496	482,524
Crown Equipment Corp., Term Loan, 6.944%, (SOFR + 2.50%), 10/10/31		300	302,437
Cube Industrials Buyer, Inc., Term Loan, 8.132%, (SOFR + 3.50%), 10/17/31		125	125,989
EMRLD Borrower LP:
Term Loan, 6.829%, (SOFR + 2.50%), 8/4/31		274	275,742
Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30		215	215,985
Engineered Machinery Holdings, Inc., Term Loan, 8.34%, (SOFR + 3.75%), 5/19/28		944	952,151
Filtration Group Corp., Term Loan, 7.972%, (SOFR + 3.50%), 10/21/28		169	170,857
Gates Global LLC, Term Loan, 6.107%, (SOFR + 1.75%), 6/4/31		698	700,565
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Icebox Holdco III, Inc., Term Loan, 8.086%, (SOFR + 3.50%), 12/22/28		195	$ 196,495
Madison IAQ LLC, Term Loan, 7.889%, (SOFR + 2.75%), 6/21/28		246	247,366
Pro Mach Group, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 8/31/28		296	299,198
Roper Industrial Products Investment Co. LLC, Term Loan, 7.079%, (SOFR + 2.75%), 11/22/29		419	420,227
SPX Flow, Inc., Term Loan, 7.357%, (SOFR + 3.00%), 4/5/29		417	421,447
Terex Corp., Term Loan, 6.357%, (SOFR + 2.00%), 10/8/31		675	678,166
TK Elevator Midco GmbH, Term Loan, 7.59%, (6 mo. EURIBOR + 4.00%), 4/30/30	EUR	250	261,417
TK Elevator Topco GmbH, Term Loan, 7.215%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	150	156,271
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30		415	418,267
Zephyr German BidCo GmbH, Term Loan, 6.281%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	300	310,707
			$ 8,399,929
Media — 0.7%
Charter Communications Operating LLC, Term Loan, 6.781%, (SOFR + 2.25%), 12/15/31		175	$ 174,829
Gray Television, Inc., Term Loan, 7.667%, (SOFR + 3.00%), 12/1/28		243	224,722
Hubbard Radio LLC, Term Loan, 8.857%, (SOFR + 4.50%), 9/30/27		178	122,111
Sinclair Television Group, Inc., Term Loan, 6.972%, (SOFR + 2.50%), 9/30/26		284	281,123
			$ 802,785
Metals/Mining — 1.5%
Arsenal AIC Parent LLC, Term Loan, 7.607%, (SOFR + 3.25%), 8/18/30		716	$ 722,954
Dynacast International LLC, Term Loan, 13.864%, (SOFR + 9.25%), 10/22/25		159	154,961
Minerals Technologies, Inc., Term Loan, 6.339%, (SOFR + 2.00%), 11/21/31		150	150,750
PMHC II, Inc., Term Loan, 9.058%, (SOFR + 4.25%), 4/23/29		516	509,415
WireCo WorldGroup, Inc., Term Loan, 8.382%, (SOFR + 3.75%), 11/13/28		108	101,655
			$ 1,639,735

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels — 1.7%
Epic Crude Services LP, Term Loan, 7.656%, (SOFR + 3.00%), 10/15/31		175	$ 176,750
Freeport LNG Investments LLLP, Term Loan, 8.379%, (SOFR + 3.50%), 12/21/28		348	350,290
ITT Holdings LLC, Term Loan, 7.107%, (SOFR + 2.75%), 10/11/30		247	248,705
Matador Bidco SARL, Term Loan, 8.707%, (SOFR + 4.25%), 7/30/29		670	676,317
Oryx Midstream Services Permian Basin LLC, Term Loan, 7.512%, (SOFR + 3.00%), 10/5/28		241	242,927
Oxbow Carbon LLC, Term Loan, 7.857%, (SOFR + 3.50%), 5/10/30		148	147,935
			$ 1,842,924
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 7.579%, (SOFR + 3.25%), 2/14/31		248	$ 249,455
			$ 249,455
Personal Products — 0.3%
Olaplex, Inc., Term Loan, 7.957%, (SOFR + 3.50%), 2/23/29		343	$ 326,194
			$ 326,194
Pharmaceuticals — 1.0%
Jazz Financing Lux SARL, Term Loan, 6.607%, (SOFR + 2.25%), 5/5/28		651	$ 653,611
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (SOFR + 9.50%), 11/14/28		406	432,778
			$ 1,086,389
Professional Services — 6.2%
AAL Delaware Holdco, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 7/30/31		200	$ 201,371
AlixPartners LLP, Term Loan, 5.683%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	241	250,164
Camelot U.S. Acquisition LLC, Term Loan, 7.107%, (SOFR + 2.75%), 1/31/31		395	394,886
CoreLogic, Inc., Term Loan, 7.972%, (SOFR + 3.50%), 6/2/28		489	483,357
Deerfield Dakota Holding LLC, Term Loan, 8.079%, (SOFR + 3.75%), 4/9/27		497	487,605
EAB Global, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 8/16/28		791	795,037
Employbridge Holding Co., Term Loan, 9.621%, (SOFR + 4.75%), 7/19/28		582	386,716
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
First Advantage Holdings LLC, Term Loan, 7.607%, (SOFR + 3.25%), 10/31/31		450	$ 455,344
Fleet Midco I Ltd., Term Loan, 7.578%, (SOFR + 2.75%), 2/21/31		182	183,744
Galaxy Bidco Ltd., Term Loan, 12/19/29(11)	EUR	400	416,088
Genuine Financial Holdings LLC, Term Loan, 8.357%, (SOFR + 4.00%), 9/27/30		123	124,980
Lernen Bidco Ltd., Term Loan, 8.589%, (SOFR + 4.00%), 10/27/31		150	151,875
Neptune Bidco U.S., Inc., Term Loan, 9.758%, (SOFR + 5.00%), 4/11/29		591	532,006
Planet U.S. Buyer LLC, Term Loan, 7.521%, (SOFR + 3.00%), 2/7/31		323	326,559
Stepstone Group Midco 2 GmbH, Term Loan, 12/4/31(11)		225	222,750
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.782%, (3 mo. EURIBOR + 3.75%), 7/15/29	EUR	425	443,624
Teneo Holdings LLC, Term Loan, 9.107%, (SOFR + 4.75%), 3/13/31		348	351,247
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.829%, (SOFR + 3.50%), 10/24/31		175	176,586
Vaco Holdings LLC, Term Loan, 9.479%, (SOFR + 5.00%), 1/21/29		492	457,099
			$ 6,841,038
Real Estate Management & Development — 1.2%
Greystar Real Estate Partners LLC, Term Loan, 7.089%, (SOFR + 2.75%), 8/21/30		1,067	$ 1,076,411
Homeserve USA Holding Corp., Term Loan, 6.37%, (SOFR + 2.00%), 10/21/30		273	273,518
			$ 1,349,929
Road & Rail — 0.4%
First Student Bidco, Inc.:
Term Loan, 6.892%, (SOFR + 2.50%), 7/21/28		214	$ 215,079
Term Loan, 6.892%, (SOFR + 2.50%), 7/21/28		66	65,773
Hertz Corp., Term Loan, 8.089%, (SOFR + 3.75%), 6/30/28		198	179,520
			$ 460,372
Semiconductors & Semiconductor Equipment — 0.7%
Altar Bidco, Inc.:
Term Loan, 7.247%, (SOFR + 3.10%), 2/1/29		611	$ 610,463
Term Loan - Second Lien, 9.747%, (SOFR + 5.60%), 2/1/30		125	121,406
Bright Bidco BV, Term Loan, 12.585%, (SOFR + 8.00%), 10/31/27		199	98,533
			$ 830,402

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software — 16.9%
Applied Systems, Inc., Term Loan, 7.329%, (SOFR + 3.00%), 2/24/31		198	$ 199,651
Astra Acquisition Corp.:
Term Loan, 9.579%, (SOFR + 5.25%), 10/25/28		213	15,645
Term Loan, 11.079%, (SOFR + 6.75%), 2/25/28		153	102,646
Term Loan, 17.649%, (SOFR + 13.32%), 10/25/29		325	24,355
Boxer Parent Co., Inc.:
Term Loan, 7.056%, (3 mo. EURIBOR + 4.00%), 7/30/31	EUR	119	124,540
Term Loan, 8.335%, (SOFR + 3.75%), 7/30/31		958	966,909
Central Parent, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 7/6/29		569	562,467
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29		995	998,770
Cloudera, Inc.:
Term Loan, 8.207%, (SOFR + 3.75%), 10/8/28		978	977,566
Term Loan - Second Lien, 10.457%, (SOFR + 6.00%), 10/8/29		200	196,750
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/18/27(13)		40	40,455
Constant Contact, Inc., Term Loan, 8.918%, (SOFR + 4.00%), 2/10/28		397	357,088
Cornerstone OnDemand, Inc., Term Loan, 8.222%, (SOFR + 3.75%), 10/16/28		340	300,551
Dragon Buyer, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 9/30/31		400	401,332
Drake Software LLC, Term Loan, 8.607%, (SOFR + 4.25%), 6/26/31		549	534,909
E2open LLC, Term Loan, 7.972%, (SOFR + 3.50%), 2/4/28		908	913,047
ECI Macola Max Holding LLC, Term Loan, 7.579%, (SOFR + 3.25%), 5/9/30		626	632,730
Epicor Software Corp., Term Loan, 7.107%, (SOFR + 2.75%), 5/30/31		976	984,487
Fiserv Investment Solutions, Inc., Term Loan, 8.521%, (SOFR + 4.00%), 2/18/27		442	427,147
iSolved, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 10/15/30		149	150,855
Ivanti Software, Inc., Term Loan, 9.121%, (SOFR + 4.25%), 12/1/27		207	143,602
Marcel LUX IV SARL, Term Loan, 8.07%, (SOFR + 3.50%), 11/9/30		373	378,724
McAfee LLC, Term Loan, 7.37%, (SOFR + 3.00%), 3/1/29		686	687,488
OceanKey (U.S.) II Corp., Term Loan, 7.957%, (SOFR + 3.50%), 12/15/28		146	146,574
Open Text Corp., Term Loan, 6.107%, (SOFR + 1.75%), 1/31/30		415	415,445
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Proofpoint, Inc., Term Loan, 7.357%, (SOFR + 3.00%), 8/31/28		970	$ 975,995
Quartz Acquireco LLC, Term Loan, 7.079%, (SOFR + 2.75%), 6/28/30		718	724,705
Quest Software U.S. Holdings, Inc., Term Loan, 8.792%, (SOFR + 4.25%), 2/1/29		394	256,726
RealPage, Inc.:
Term Loan, 7.59%, (SOFR + 3.00%), 4/24/28		497	497,176
Term Loan, 8.079%, (SOFR + 3.75%), 4/24/28		125	125,743
Redstone Holdco 2 LP, Term Loan, 9.597%, (SOFR + 4.75%), 4/27/28		428	259,290
Sabre GLBL, Inc.:
Term Loan, 8.707%, (SOFR + 4.25%), 6/30/28		151	147,615
Term Loan, 10.457%, (SOFR + 6.00%), 11/15/29		849	846,673
Skillsoft Corp., Term Loan, 9.722%, (SOFR + 5.25%), 7/14/28		295	259,912
SolarWinds Holdings, Inc., Term Loan, 7.107%, (SOFR + 2.75%), 2/5/30		447	449,510
Sophia LP, Term Loan, 7.357%, (SOFR + 3.00%), 10/9/29		1,060	1,068,951
UKG, Inc., Term Loan, 7.329%, (SOFR + 3.00%), 2/10/31		1,312	1,322,967
Veritas U.S., Inc., Term Loan, 16.928%, (SOFR + 12.50%), 12/9/29		120	119,919
Vision Solutions, Inc., Term Loan, 8.847%, (SOFR + 4.00%), 4/24/28		1,070	1,055,833
			$ 18,794,748
Specialty Retail — 4.8%
Apro LLC, Term Loan, 8.266%, (SOFR + 3.75%), 7/9/31		175	$ 176,490
Boels Topholding BV, Term Loan, 6.04%, (3 mo. EURIBOR + 3.00%), 5/23/31	EUR	237	247,563
Great Outdoors Group LLC, Term Loan, 8.222%, (SOFR + 3.75%), 3/6/28		1,248	1,256,743
Harbor Freight Tools USA, Inc., Term Loan, 6.902%, (SOFR + 2.50%), 6/11/31(12)		599	591,132
Hoya Midco LLC, Term Loan, 7.585%, (SOFR + 3.00%), 2/3/29		498	503,097
Les Schwab Tire Centers, Term Loan, 7.357%, (SOFR + 3.00%), 4/23/31		859	864,602
LIDS Holdings, Inc., Term Loan, 10.001%, (SOFR + 5.50%), 12/14/26		48	47,268
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28		773	773,627

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
PetSmart, Inc., Term Loan, 8.207%, (SOFR + 3.75%), 2/11/28		619	$ 618,008
Speedster Bidco GmbH, Term Loan, 10/17/31(11)		250	250,990
			$ 5,329,520
Trading Companies & Distributors — 3.0%
Beacon Roofing Supply, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 5/19/28		149	$ 149,203
DXP Enterprises, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 10/11/30		198	200,221
Foundation Building Materials Holding Co. LLC, Term Loan, 8.585%, (SOFR + 4.00%), 1/29/31		347	342,817
Patagonia Bidco Ltd., Term Loan, 10.20%, (SONIA + 5.25%), 11/1/28	GBP	375	427,744
Spin Holdco, Inc., Term Loan, 8.706%, (SOFR + 4.00%), 3/4/28		1,238	1,048,478
White Cap Buyer LLC, Term Loan, 7.607%, (SOFR + 3.25%), 10/19/29		867	870,189
Windsor Holdings III LLC, Term Loan, 7.856%, (SOFR + 3.50%), 8/1/30		321	325,430
			$ 3,364,082
Transportation Infrastructure — 0.9%
Brown Group Holding LLC, Term Loan, 7.002%, (SOFR + 2.50%), 7/1/31(12)		499	$ 500,793
KKR Apple Bidco LLC, Term Loan, 7.857%, (SOFR + 3.50%), 9/22/28		496	500,109
			$ 1,000,902
Wireless Telecommunication Services — 0.4%
CCI Buyer, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 12/17/27		490	$ 491,242
Digicel International Finance Ltd., Term Loan, 11.335%, (SOFR + 6.75%), 5/25/27		12	11,474
			$ 502,716
Total Senior Floating-Rate Loans (identified cost $151,419,508)			$148,676,412

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	1,346	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%
Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings LLC(3)(4)	200,340	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(14)	3,313,614	$ 3,313,614
Total Short-Term Investments (identified cost $3,313,614)		$ 3,313,614
Total Investments — 151.1% (identified cost $171,272,071)		$167,960,052
Less Unfunded Loan Commitments — (0.2)%		$ (217,704)
Net Investments — 150.9% (identified cost $171,054,367)		$167,742,348
Other Assets, Less Liabilities — (50.9)%		$(56,587,991)
Net Assets Applicable to Common Shares — 100.0%		$111,154,357
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $12,894,099 or 11.6% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Principal amount is less than $500.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2024, the total value of unfunded loan commitments is $220,569. See Note 1F for description.
(11)	This Senior Loan will settle after December 31, 2024, at which time the interest rate will be determined.
(12)	The stated interest rate represents the weighted average interest rate at December 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(13)	Fixed-rate loan.
(14)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,302,511	EUR	3,122,552	Standard Chartered Bank	1/3/25	$ 68,017	$ —
USD	3,237,473	EUR	3,122,551	Standard Chartered Bank	2/4/25	—	(1,144)
USD	540,079	EUR	509,868	Australia and New Zealand Banking Group Limited	2/28/25	10,679	—
USD	528,349	EUR	499,000	Australia and New Zealand Banking Group Limited	2/28/25	10,233	—
USD	527,094	EUR	498,000	HSBC Bank USA, N.A.	2/28/25	10,017	—
USD	529,068	EUR	499,000	Standard Chartered Bank	2/28/25	10,952	—
USD	528,505	EUR	499,000	Standard Chartered Bank	2/28/25	10,390	—
USD	1,325,402	GBP	1,048,765	HSBC Bank USA, N.A.	2/28/25	13,021	—
USD	872,748	EUR	833,433	Goldman Sachs International	3/31/25	6,033	—
USD	862,485	EUR	823,600	State Street Bank and Trust Company	3/31/25	5,997	—
USD	575,226	EUR	549,100	State Street Bank and Trust Company	3/31/25	4,199	—
						$149,538	$(1,144)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Statement of Assets and Liabilities (Unaudited)

December 31, 2024
Assets
Unaffiliated investments, at value (identified cost $167,740,753)	$164,428,734
Affiliated investments, at value (identified cost $3,313,614)	3,313,614
Cash	1,257,960
Deposits for derivatives collateral — forward foreign currency exchange contracts	110,000
Foreign currency, at value (identified cost $1,558,693)	1,545,085
Interest receivable	1,114,401
Dividends receivable from affiliated investments	11,221
Receivable for investments sold	1,194,374
Receivable for open forward foreign currency exchange contracts	149,538
Trustees' deferred compensation plan	94,709
Prepaid upfront fees on notes payable	5,792
Prepaid expenses	1,763
Total assets	$173,227,191
Liabilities
Notes payable	$21,000,000
Cash collateral due to broker	110,000
Payable for investments purchased	2,776,369
Payable for open forward foreign currency exchange contracts	1,144
Payable to affiliates:
Investment adviser fee	100,494
Administration fee	36,016
Trustees' fees	2,536
Trustees' deferred compensation plan	94,709
Accrued expenses	320,015
Total liabilities	$24,441,283
Auction preferred shares (1,504 shares outstanding) at liquidation value plus cumulative unpaid dividends	$37,631,551
Commitments and contingencies (see Note 13)
Net assets applicable to common shares	$111,154,357
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$180,841
Additional paid-in capital	143,084,557
Accumulated loss	(32,111,041)
Net assets applicable to common shares	$111,154,357
Common Shares Issued and Outstanding	18,084,100
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$6.15

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
December 31, 2024
Investment Income
Dividend income from affiliated investments	$147,852
Interest income	7,719,624
Other income	87,868
Total investment income	$7,955,344
Expenses
Investment adviser fee	$584,068
Administration fee	208,596
Trustees’ fees and expenses	4,996
Custodian fee	50,718
Transfer and dividend disbursing agent fees	7,278
Legal and accounting services	91,807
Printing and postage	54,170
Interest expense and fees	557,040
Preferred shares service fee	16,304
Miscellaneous	30,592
Total expenses	$1,605,569
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$8,335
Total expense reductions	$8,335
Net expenses	$1,597,234
Net investment income	$6,358,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(485,418)
Foreign currency transactions	(16,512)
Forward foreign currency exchange contracts	310,708
Net realized loss	$(191,222)
Change in unrealized appreciation (depreciation):
Investments	$362,157
Foreign currency	3,621
Forward foreign currency exchange contracts	47,265
Net change in unrealized appreciation (depreciation)	$413,043
Net realized and unrealized gain	$221,821
Distributions to preferred shareholders	$(1,201,235)
Net increase in net assets from operations	$5,378,696

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Statements of Changes in Net Assets

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,358,110	$13,129,789
Net realized loss	(191,222)	(4,548,839)
Net change in unrealized appreciation (depreciation)	413,043	5,978,001
Distributions to preferred shareholders	(1,201,235)	(2,534,053)
Net increase in net assets from operations	$5,378,696	$12,024,898
Distributions to common shareholders*	$(5,681,645)	$(11,363,282)
Tax return of capital to common shareholders	$—	$(366,351)
Capital share transactions:
Proceeds from shelf offering, net of offering costs (see Note 6)	$4,216,649	$10,090,739
Reinvestment of distributions to common shareholders	104,871	151,135
Cost of shares repurchased in tender offer (see Note 6)	—	(10,480,521)
Net increase (decrease) in net assets from capital share transactions	$4,321,520	$(238,647)
Net increase in net assets	$4,018,571	$56,618
Net Assets Applicable to Common Shares
At beginning of period	$107,135,786	$107,079,168
At end of period	$111,154,357	$107,135,786
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Statement of Cash Flows (Unaudited)

Six Months Ended
December 31, 2024
Cash Flows From Operating Activities
Net increase in net assets from operations	$5,378,696
Distributions to preferred shareholders	1,201,235
Net increase in net assets from operations excluding distributions to preferred shareholders	$6,579,931
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(34,739,413)
Investments sold and principal repayments	18,915,519
Decrease in short-term investments, net	1,225,134
Net amortization/accretion of premium (discount)	(300,300)
Amortization of prepaid upfront fees on notes payable	8,832
Decrease in interest receivable	69,098
Decrease in dividends receivable from affiliated investments	11,720
Increase in Trustees’ deferred compensation plan	(3,967)
Decrease in prepaid expenses	12,581
Increase in cash collateral due to broker	110,000
Increase in payable to affiliates for investment adviser fee	11,271
Increase in payable to affiliates for administration fee	3,925
Decrease in payable to affiliates for Trustees' fees	(78)
Increase in payable to affiliates for Trustees' deferred compensation plan	3,967
Increase in accrued expenses	20,512
Increase in unfunded loan commitments	114,928
Net change in unrealized (appreciation) depreciation from investments	(362,157)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts (OTC)	(47,265)
Net realized loss from investments	485,418
Net cash used in operating activities	$(7,880,344)
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$(5,576,774)
Cash distributions paid to preferred shareholders	(1,197,507)
Proceeds from shelf offering, net of offering costs (see Note 6)	4,311,076
Proceeds from notes payable	9,000,000
Net cash provided by financing activities	$6,536,795
Net decrease in cash*	$(1,343,549)
Cash at beginning of period (including foreign currency)	$4,256,594
Cash and restricted cash at end of period (including foreign currency)	$2,913,045
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$104,871
Cash paid for interest and fees on borrowings	516,162
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $6,432.

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

December 31, 2024
Cash	$1,257,960
Deposits for derivatives collateral — forward foreign currency exchange contracts	110,000
Foreign currency	1,545,085
Total cash and restricted cash as shown on the Statement of Cash Flows	$2,913,045

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period (Common shares)	$6.16	$6.11	$6.06	$6.90	$6.20	$7.05
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.79	$0.67	$0.36	$0.41	$0.40
Net realized and unrealized gain (loss)	0.02	0.09	0.04	(0.87)	0.70	(0.82)
Distributions to preferred shareholders: From net investment income(1)	(0.07)	(0.15)	(0.10)	(0.01)	(0.00)(2)	(0.02)
Total income (loss) from operations	$0.30	$0.73	$0.61	$(0.52)	$1.11	$(0.44)
Less Distributions to Common Shareholders
From net investment income	$(0.32)*	$(0.68)	$(0.56)	$(0.37)	$(0.41)	$(0.41)
Tax return of capital	—	(0.02)	—	(0.02)	—	—
Total distributions to common shareholders	$(0.32)	$(0.70)	$(0.56)	$(0.39)	$(0.41)	$(0.41)
Premium from common shares sold through shelf offering (see Note 6)(1)	$0.01	$0.01	$—	$—	$—	$—
Discount on tender offer (see Note 6)(1)	$—	$0.01	$—	$0.07	$—	$—
Net asset value — End of period (Common shares)	$6.15	$6.16	$6.11	$6.06	$6.90	$6.20
Market value — End of period (Common shares)	$6.14	$6.34	$5.46	$5.46	$6.80	$5.33
Total Investment Return on Net Asset Value(3)	5.12%(4)	13.22%	11.71%	(6.68)%(5)	18.65%	(5.64)%
Total Investment Return on Market Value(3)	1.97%(4)	30.40%	10.80%	(14.68)%	36.01%	(8.20)%

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$111,154	$107,136	$107,079	$106,208	$261,425	$234,657
Ratios (as a percentage of average daily net assets applicable to common shares):(6)†
Expenses excluding interest and fees	1.88%(7)(8)	2.00%(8)	1.99%(8)	1.91%	1.96%	1.73%
Interest and fee expense(9)	1.00%(7)	1.21%	1.05%	0.47%	0.57%	1.19%
Total expenses	2.88%(7)(8)	3.21%(8)	3.04%(8)	2.38%	2.53%	2.92%
Net investment income	11.46%(7)	12.72%	11.15%	5.31%	6.08%	5.93%
Portfolio Turnover	12%(4)	34%	27%	43%	40%	57%
Senior Securities:
Total notes payable outstanding (in 000’s)	$21,000	$12,000	$20,000	$26,000	$103,000	$95,000
Asset coverage per $1,000 of notes payable(10)	$8,085	$13,064	$8,235	$6,531	$3,903	$3,866
Total preferred shares outstanding	1,504	1,504	1,504	1,504	1,504	1,504
Asset coverage per preferred share(11)	$72,434	$79,014	$71,481	$66,752	$71,484	$69,242
Involuntary liquidation preference per preferred share(12)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(12)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
(1)	Computed using average common shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(4)	Not annualized.
(5)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its common shares at 99% of the Trust’s net asset value per common share. Absent this transaction, the total return based on net asset value would have been (7.90)%.
(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust’s investment in the Liquidity Fund (equal to less than 0.02%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended December 31, 2024 and the years ended June 30, 2024 and 2023, respectively).
(9)	Interest and fee expense relates to the notes payable to partially redeem the Trust’s Auction Preferred Shares and/or to fund investments (see Note 8).
(10)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(11)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share.
(12)	Plus accumulated and unpaid dividends.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios for periods less than one year are annualized.
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020
Expenses excluding interest and fees	1.24%	1.30%	1.29%	1.28%	1.25%	1.11%
Interest and fee expense	0.67%	0.78%	0.68%	0.32%	0.36%	0.76%
Total expenses	1.91%	2.08%	1.97%	1.60%	1.61%	1.87%
Net investment income	7.61%	8.23%	7.23%	3.57%	3.87%	3.81%

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Senior Income Trust
December 31, 2024
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of December 31, 2024, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2024, the Trust had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Interim Financial Statements—The interim financial statements relating to December 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Auction Preferred Shares
The Trust issued Auction Preferred Shares (APS) on July 27, 2001 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

Eaton Vance
Senior Income Trust
December 31, 2024
Notes to Financial Statements (Unaudited) — continued

The number of APS issued and outstanding as of December 31, 2024 are as follows:
APS Issued and Outstanding
Series A	752
Series B	752
The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.
3  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2024, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:
	APS Dividend Rates at December 31, 2024	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)
Series A	5.49%	$600,418	6.25%	5.49-6.68
Series B	5.49	600,817	6.25	5.49-6.68
Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust's APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of December 31, 2024.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended December 31, 2024, the amount of distributions estimated to be a tax return of capital was approximately $558,000. The final determination of tax characteristics of the Trust’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At June 30, 2024, the Trust, for federal income tax purposes, had deferred capital losses of $28,461,167 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2024, $1,220,538 are short-term and $27,240,629 are long-term.

Eaton Vance
Senior Income Trust
December 31, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$171,122,963
Gross unrealized appreciation	$2,362,375
Gross unrealized depreciation	(5,594,596)
Net unrealized depreciation	$(3,232,221)
4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The investment adviser fee is computed at an annual rate of 0.70% of the Trust’s average weekly gross assets and is payable monthly. The annual investment adviser fee rate shall be reduced to the following as of the stated date: May 1, 2025: 0.69% and May 1, 2026: 0.55%. Gross assets as referred to herein are calculated by deducting accrued liabilities of the Trust except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust. For the six months ended December 31, 2024, the Trust’s investment adviser fee amounted to $584,068.
The Trust may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Trust is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Trust due to its investment in the Liquidity Fund. For the six months ended December 31, 2024, the investment adviser fee paid was reduced by $8,335 relating to the Trust’s investment in the Liquidity Fund. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2024, the administration fee amounted to $208,596.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Trust are officers of EVM.
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $24,687,565 and $19,102,107, respectively, for the six months ended December 31, 2024.
6  Common Shares of Beneficial Interest and Shelf Offering
The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Trust pursuant to its dividend reinvestment plan were 17,137 and 24,424 for the six months ended December 31, 2024 and for the year ended June 30, 2024, respectively.
On May 12, 2021, the Trust announced that it will conduct cash tender offers in the fourth quarter of each of 2022, 2023 and 2024 (each, a “Conditional Tender Offer”) for up to 10% of the Trust’s then-outstanding common shares if, from January to August of the relevant year, the Trust’s shares trade at an average daily discount to NAV of more than 10%, based upon the Trust’s volume-weighted average market price and NAV on each business day during the period. If triggered, common shares tendered and accepted in a Conditional Tender Offer would be repurchased at a price per share equal to 98% of the Trust’s NAV as of the close of regular trading on the New York Stock Exchange on the date such Conditional Tender Offer expires.
On September 26, 2023, the Trust commenced a cash tender offer for up to 1,753,886 of its outstanding common shares. The tender offer expired at 5:00 P.M. Eastern Time on October 25, 2023. The number of shares properly tendered was 1,753,886. The purchase price of the properly tendered shares was equal to $5.9756 per share for an aggregate purchase price of $10,480,521. The condition to trigger a tender offer by the Trust in the fourth quarter of 2022 and 2024 was not met.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust pursuant to the share repurchase program for the six months ended December 31, 2024 and for the year ended June 30, 2024.

Eaton Vance
Senior Income Trust
December 31, 2024
Notes to Financial Statements (Unaudited) — continued

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,551,438 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share.
During the six months ended December 31, 2024 and the year ended June 30, 2024, the Trust sold 671,490 and 1,586,077 common shares, respectively, and received proceeds (net of offering costs) of $4,216,649 and $10,090,739, respectively, through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $92,143 for the six months ended December 31, 2024 and $245,093 for the year ended June 30, 2024. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that the sales commissions retained by EVD during the six months ended December 31, 2024 and the year ended June 30, 2024 were $8,519 and $20,386, respectively.
7  Financial Instruments
The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2024 is included in the Portfolio of Investments. At December 31, 2024, the Trust had sufficient cash and/or securities to cover commitments under these contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $1,144. At December 31, 2024, there were no assets pledged as collateral by the Trust for such liability.
The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

Eaton Vance
Senior Income Trust
December 31, 2024
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$149,538	$(1,144)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Trust's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of December 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Australia and New Zealand Banking Group Limited	$20,912	$ —	$ —	$ —	$20,912
Goldman Sachs International	6,033	—	—	(6,033)	—
HSBC Bank USA, N.A.	23,038	—	—	—	23,038
Standard Chartered Bank	89,359	(1,144)	—	—	88,215
State Street Bank and Trust Company	10,196	—	—	—	10,196
	$149,538	$(1,144)	$—	$(6,033)	$142,361

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Standard Chartered Bank	$(1,144)	$1,144	$ —	$ —	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$310,708	$47,265
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.

Eaton Vance
Senior Income Trust
December 31, 2024
Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended December 31, 2024, which is indicative of the volume of this derivative type, was approximately $14,029,000.
8  Revolving Credit and Security Agreement
The Trust has entered into a Credit Agreement, as amended, (the Agreement) with a bank to borrow up to a limit of $35 million pursuant to a revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through May 1, 2025, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement, the Trust also paid upfront fees of $17,500, which are being amortized to interest expense through May 1, 2025. The unamortized balance at December 31, 2024 is approximately $6,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2024, the Trust had borrowings outstanding under the Agreement of $21,000,000 at an annual interest rate of 5.33%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2024 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at December 31, 2024. For the six months ended December 31, 2024, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $18,103,261 and 5.86%, respectively.
9  Affiliated Investments
At December 31, 2024, the value of the Trust's investment in funds that may be deemed to be affiliated was $3,313,614, which represents 3.0% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the six months ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,538,748	$558,737,069	$(559,962,203)	$ —	$ —	$3,313,614	$147,852	3,313,614
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 8,325,696	$ —	$ 8,325,696
Common Stocks	30,094	1,947,167	0	1,977,261
Corporate Bonds	—	5,597,191	—	5,597,191
Preferred Stocks	—	69,878	—	69,878
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	147,917,138	541,570	148,458,708

Eaton Vance
Senior Income Trust
December 31, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Warrants	$ —	$ —	$ 0	$ 0
Miscellaneous	—	—	0	0
Short-Term Investments	3,313,614	—	—	3,313,614
Total Investments	$3,343,708	$163,857,070	$ 541,570	$167,742,348
Forward Foreign Currency Exchange Contracts	$ —	$ 149,538	$ —	$ 149,538
Total	$3,343,708	$164,006,608	$ 541,570	$167,891,886
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,144)	$ —	$ (1,144)
Total	$ —	$ (1,144)	$ —	$ (1,144)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2024 is not presented.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
12  Additional Information
On August 27, 2020, Saba Capital Master Fund, Ltd., a hedge fund (“Saba”), filed claims against the Trust in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Trust and certain of its affiliates, the Trust's adviser, and the Board, following the implementation by the Trust of a by-law amendment that requires trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected. With respect to the Trust, Saba sought rescission of this by-law provision and certain related relief. On March 31, 2021, the court allowed in part and denied in part a motion to dismiss Saba's claims. On January 23, 2023, in ruling on the parties’ cross-motions for partial summary judgment, the court dismissed Saba’s claims for breach of fiduciary duty against the Board. Following a bench trial that took place September 9-17, 2024, the court ruled in the Trust’s favor on October 21, 2024 on Saba’s remaining claims, finding that the majority voting standard by-law did not violate the 1940 Act or breach the Trust’s declaration of trust as Saba alleged. The trial court proceedings are now complete, as Saba has indicated it will not seek appeal of the court’s decision.

Eaton Vance
Senior Income Trust
December 31, 2024
Notes to Financial Statements (Unaudited) — continued

13  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Trust. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Trust and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter will be remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. At this time, the Trust cannot reliably predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value.

Eaton Vance
Senior Income Trust
December 31, 2024
Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on October 9, 2024. The following actions were taken by the shareholders.
Proposal 1: The election of Mark R. Fetting, Keith Quinton and Scott E. Wennerholm, to be elected as Class II Trustees of the Trust for a three-year term expiring in 2027.
The following votes were cast by the Trust’s common and APS shareholders, voting together as a single class:
	Number of Shares
Nominees for Trustee	For	Withheld
Mark R. Fetting	12,033,140	532,263
Keith Quinton	12,030,476	534,927
Scott E. Wennerholm	12,027,953	537,450

Eaton Vance
Senior Income Trust
December 31, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland
Scott E. Wennerholm

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7700    12.31.24

(a)

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 26, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 26, 2025